Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property Plant and Equipment Useful Lives [Table Text Block]
Asset	Estimated Useful Life (in years)
Computer equipment and software	3
Furniture, fixtures and other	5
Laboratory equipment	7